Consolidated Statements of Changes in Equity - MXN ($) $ in Thousands	Total	Common stock [Member]	Repurchased shares [Member]	Legal reserve [Member]	Reserve for repurchase of shares [Member]	Retained earnings [Member]	Foreign currency translation reserve [Member]	Remeasurements of employee benefits-net of tax [Member]	Reserve for financial instruments of cash flow hedges – Net of income tax [Member]	Total equity attributable to controlling interest [Member]	Non-controlling interest [Member]
Beginning balance at Dec. 31, 2016	$ 22,404,569	$ 10,778,613	$ (1,733,374)	$ 960,943	$ 2,683,374	$ 7,561,527	$ 1,071,159	$ 10,773		$ 21,333,015	$ 1,071,554
Beginning balance, shares at Dec. 31, 2016		561,000,000
Dividends declared non-controlling interest (Note 20)	(73,326)										(73,326)
Transfer of earnings to legal reserve (Note 19.h)				158,086		(158,086)
Dividends paid	(3,006,292)					(3,006,292)				(3,006,292)
Capital distribution	(1,750,167)	$ (1,750,167)								(1,750,167)
Reserve for repurchase of shares					45,000	(45,000)
Comprehensive income:
Profit of the year	4,731,081					4,649,120				4,649,120	81,961
Other comprehensive income for the year	(229,096)						(194,859)	(2,602)		(197,461)	(31,635)
Total comprehensive income for the year	4,501,985					4,649,120	(194,859)	(2,602)		4,451,659	50,326
Ending balance at Dec. 31, 2017	22,076,769	$ 9,028,446	(1,733,374)	1,119,029	2,728,374	9,001,269	876,300	8,171		21,028,215	1,048,554
Ending balance, shares at Dec. 31, 2017		561,000,000
Dividends declared non-controlling interest (Note 20)	(83,764)										(83,764)
Transfer of earnings to legal reserve (Note 19.h)				226,680		(226,680)
Dividends paid	(4,004,886)					(4,004,886)				(4,004,886)
Capital distribution	(1,250,870)	$ (1,250,870)								(1,250,870)
Reserve for repurchase of shares					255,000	(255,000)
Comprehensive income:
Profit of the year	5,138,631					5,037,368				5,037,368	101,263
Other comprehensive income for the year	(103,730)						(100,681)	(161)		(100,842)	(2,888)
Total comprehensive income for the year	5,034,901					5,037,368	(100,681)	(161)		4,936,526	98,375
Ending balance at Dec. 31, 2018	21,772,150	$ 7,777,576	(1,733,374)	1,345,709	2,983,374	9,552,071	775,619	8,010		20,708,985	1,063,165
Ending balance, shares at Dec. 31, 2018		561,000,000
Dividends declared non-controlling interest (Note 20)	(96,671)										(96,671)
Transfer of earnings to legal reserve (Note 19.h)				246,842		(246,842)
Dividends paid	(4,425,346)					(4,425,346)				(4,425,346)
Capital distribution	(1,592,494)	$ (1,592,494)								(1,592,494)
Reserve for repurchase of shares					300,000	(300,000)
Comprehensive income:
Profit of the year	5,454,742					5,360,152				5,360,152	94,590
Other comprehensive income for the year	(442,938)						(249,627)	(1,404)	$ (172,094)	(423,125)	(19,813)
Total comprehensive income for the year	5,011,804					5,360,152	(249,627)	(1,404)	(172,094)	4,937,027	74,777
Ending balance at Dec. 31, 2019	$ 20,669,443	$ 6,185,082	$ (1,733,374)	$ 1,592,551	$ 3,283,374	$ 9,940,035	$ 525,992	$ 6,606	$ (172,094)	$ 19,628,172	$ 1,041,271
Ending balance, shares at Dec. 31, 2019		561,000,000